Significant Accounting Policies (Details) - Schedule of notional amounts of outstanding derivative positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of notional amounts of outstanding derivative positions [Abstract]
Designated cash flow hedges	$ 38,465	$ 12,303
Non-designated hedges	491
Total	$ 38,956	$ 12,303